UNAUDITED CONDENSED INTERIM CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Profit before tax	$ 552	$ 27,113
Adjustments to reconcile profit (loss)
Depreciation expense	326	357
Amortization expense	37	31
Interest income	(4,609)	(178)
Interest expense	5	5
Net (gains) losses on financial liabilities at fair value through profit or loss	244	(28,374)
Employees' stock option cost	1,266	1,006
Directors' share-based compensation	175
Changes in operating assets
Accounts receivable	87	(1,283)
Current contract assets	2,130	(2,038)
Other receivables	3	(3)
Other receivables - related parties		(2)
Inventories	11	36
Other current assets	47	145
Changes in operating liabilities
Current contract liabilities	3,035	1,973
Other payables	(1,183)	(137)
Other payables - related parties	(12)	(15)
Current provisions	320	529
Other current liabilities	(107)	(215)
Net defined benefit liability, non-current	1	1
Cash inflow (outflow) generated from operations	2,328	(1,049)
Interest received	4,331	159
Interest paid	(5)	(5)
Income tax paid	(205)	(111)
Net cash flows from (used in) operating activities	6,449	(1,006)
CASH FLOWS FROM INVESTING ACTIVITIES
Acquisition of financial assets at amortized cost	(160,800)
Proceeds from disposal of financial assets at amortized cost	30,000
Acquisition of property, plant and equipment	(170)	(137)
Acquisition of intangible assets	(33)	(46)
Net cash flows used in investing activities	(131,003)	(183)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of principal portion of lease liabilities	(203)	(255)
Employee stock options exercised		5,592
Payments to acquire treasury shares	(429)
Net cash flows from (used in) financing activities	(632)	5,337
Effects of exchange rates changes on cash and cash equivalents	(262)	(1,828)
Net increase (decrease) in cash and cash equivalents	(125,448)	2,320
Cash and cash equivalents at beginning of period	162,616	80,453
Cash and cash equivalents at end of period	$ 37,168	$ 82,773